CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF CREDIT RISK

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Group’s revenue
Customer A	*	*	16%
Customer B	49%	45%	*
Customer C	13%	*	*
Total	62%	45%	16%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024	2025
Percentage of the Group’s accounts receivable
Customer D	26%	21%
Total	26%	21%

*	Represent percentage less than 10%